Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Interest, professional skills and professional certification preparation courses	1,115,542	1,452,563	1,501,175
Degree- or diploma-oriented post-secondary courses	1,087,413	535,061	205,991
Subtotal Online educational services	2,202,955	1,987,624	1,707,166
Sales of goods(1)	75,425	144,503	245,423
Other revenues	50,438	31,511	41,756
Total revenues	2,328,818	2,163,638	1,994,345
Less: VAT related surcharges	(5,717)	(4,054)	(4,141)
Total net revenues	2,323,101	2,159,584	1,990,204

(1)
Revenues from sales of goods for the years ended December 31, 2022 and 2023 were previously included in other revenues for the respective years.

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2023 and 2024 were as follows (1):

	As of December 31,
	2023	2024
	RMB	RMB
Beginning balance (current and non-current)	1,690,946	1,113,923
Additions	1,468,899	1,583,346
Deductions	(2,045,922)	(1,780,759)
Ending balance (current and non-current)	1,113,923	916,510
Deferred revenue, current	553,812	382,047
Deferred revenue, non-current	560,111	534,463

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).